Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Text Block]	6 Months Ended
Sep. 30, 2013
Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Text Block]

14.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2013. The table below presents the contractual or notional amounts of such guarantees at March 31, 2013 and September 30, 2013:

	March 31, 2013	September 30, 2013
	(in billions)
Standby letters of credit and financial guarantees	¥3,849	¥3,470
Performance guarantees	2,214	2,457
Derivative instruments(1)(2)	144,471	262,677
Liabilities of trust accounts	4,839	6,166

Total	¥155,373	¥274,770

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.

Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2013 and September 30, 2013. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

At March 31, 2013:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,849	¥3,540	¥182	¥11	¥116
Performance guarantees	2,214	2,152	43	2	17

Total	¥6,063	¥5,692	¥225	¥13	¥133

At September 30, 2013:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,470	¥3,178	¥176	¥9	¥107
Performance guarantees	2,457	2,392	45	2	18

Total	¥5,927	¥5,570	¥221	¥11	¥125

Notes:	(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2013.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for other purposes as described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2013. The table below presents the contractual amounts with regard to such instruments at March 31, 2013 and September 30, 2013:

	March 31, 2013	September 30, 2013
	(in billions)
Commitments to extend credit	¥66,702	¥68,464
Commercial letters of credit	706	825
Commitments to make investments	94	59
Other	—	23